Allowance for Loan Losses - Internally Assigned Grade (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 12,959,272	$ 13,312,388
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 12,303,135	$ 13,208,853
Pass | Accounts Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Total grade as a % of total gross loans	94.90%	99.20%
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 247,543	$ 20,879
Special mention | Accounts Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Total grade as a % of total gross loans	1.90%	0.20%
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 408,594	$ 82,656
Substandard | Accounts Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Total grade as a % of total gross loans	3.20%	0.60%
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 0	$ 0
Doubtful | Accounts Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Total grade as a % of total gross loans	0.00%	0.00%
Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 0	$ 0
Loss | Accounts Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Total grade as a % of total gross loans	0.00%	0.00%
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 7,044,426	$ 6,564,698
Commercial loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	6,412,415	6,489,697
Commercial loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	247,351	20,879
Commercial loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	384,660	54,122
Commercial loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	1,538,240	1,422,674
Commercial loans | Multi-family | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	1,506,692	1,418,837
Commercial loans | Multi-family | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	13,721	0
Commercial loans | Multi-family | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	17,827	3,837
Commercial loans | Multi-family | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Multi-family | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	1,884,688	1,631,170
Commercial loans | Commercial real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	1,681,230	1,602,634
Commercial loans | Commercial real estate | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	92,184	2,754
Commercial loans | Commercial real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	111,274	25,782
Commercial loans | Commercial real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Commercial real estate | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	2,115,513	1,268,695
Commercial loans | Commercial & industrial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	1,898,709	1,229,891
Commercial loans | Commercial & industrial | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	64,695	18,125
Commercial loans | Commercial & industrial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	152,109	20,679
Commercial loans | Commercial & industrial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Commercial & industrial | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	1,352,414	2,038,052
Commercial loans | Construction | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	1,187,786	2,038,052
Commercial loans | Construction | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	61,178	0
Commercial loans | Construction | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	103,450	0
Commercial loans | Construction | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Construction | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	153,571	204,107
Commercial loans | Land - acquisition & development | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	137,998	200,283
Commercial loans | Land - acquisition & development | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	15,573	0
Commercial loans | Land - acquisition & development | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	3,824
Commercial loans | Land - acquisition & development | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Commercial loans | Land - acquisition & development | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	5,914,846	6,747,690
Consumer loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	5,890,720	6,719,156
Consumer loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	192	0
Consumer loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	23,934	28,534
Consumer loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	295,953	540,741
Consumer loans | Construction | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	295,953	540,741
Consumer loans | Construction | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Construction | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Construction | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Construction | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	5,293,962	5,835,194
Consumer loans | Single-family residential | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	5,270,666	5,808,444
Consumer loans | Single-family residential | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	192	0
Consumer loans | Single-family residential | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	23,104	26,750
Consumer loans | Single-family residential | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Single-family residential | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	101,394	99,694
Consumer loans | Land - consumer lot loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	101,151	98,828
Consumer loans | Land - consumer lot loans | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Land - consumer lot loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	243	866
Consumer loans | Land - consumer lot loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Land - consumer lot loans | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	140,222	142,178
Consumer loans | HELOC | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	139,646	141,271
Consumer loans | HELOC | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | HELOC | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	576	907
Consumer loans | HELOC | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | HELOC | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	83,315	129,883
Consumer loans | Consumer | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	83,304	129,872
Consumer loans | Consumer | Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Consumer | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	11	11
Consumer loans | Consumer | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	0	0
Consumer loans | Consumer | Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, gross	$ 0	$ 0